Rule 497(e)

File Nos. 333-158546 and 811-03972

FUTUREFUNDS SELECT

Group Fixed and Variable Deferred Annuity Contracts

Issued by Great-West Life & Annuity Insurance Company

Supplement dated March 29, 2016

to the Prospectus and Statement of Additional Information

dated May 1, 2015

This Supplement amends certain information contained in the Prospectus dated May 1, 2015.

On February 9, 2016, the Board of Directors of Great-West Funds, including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved an Agreement and Plan of Reorganization that provides for the merger of Great-West Lifetime 2015 Fund II, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2045 Fund II and Great-West Lifetime 2055 Fund II (each an “Existing Fund” and collectively the “Existing Funds”) into the Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund III and Great-West Lifetime 2055 Fund III, respectively (each an “Acquiring Fund” and collectively the “Acquiring Funds”) (the “Merger”).

Existing Fund	Acquiring Fund
Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III
Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

As of the close of business on or about April 22, 2016 (the “Effective Date”), Owners of shares invested in the Sub-Account that invests in an Existing Fund will automatically receive a proportional number of shares of the Sub-Account that invests in a corresponding Acquiring Fund based on each fund’s net asset value. At any time prior to the Merger, Owners with amounts invested in the Sub-Account that invests in the Existing Fund may transfer from the Existing Fund to another available investment.

This Supplement must be accompanied by, or read in conjunction with, the current
Prospectus and Statement of Additional Information dated May 1, 2015.

Please read this Supplement carefully and retain it for future reference.